UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2010

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company International Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--86.7%	Shares	Value ($)
Bermuda--.2%
Central European Media Enterprises, Cl. A	1,530 a,b	30,447
Brazil--5.2%
Banco do Brasil	7,600	103,789
Fleury	10,700 b	118,500
Gafisa	15,700	93,939
Marfrig Alimentos	7,600	71,074
Obrascon Huarte Lain Brasil	2,200	51,057
Rossi Residencial	15,700	113,162
Totvs	1,900	141,000
		692,521
Chile--.6%
Lan Airlines, ADR	4,440 a	82,184
China--8.2%
Bank of China, Cl. H	277,000	141,223
China Construction Bank, Cl. H	202,000	164,466
China Life Insurance, Cl. H	36,000	160,192
China Petroleum & Chemical, Cl. H	204,000	166,356
Great Wall Motor, Cl. H	63,000	110,031
Industrial & Commercial Bank of China, Cl. H	162,000	119,000
Shandong Chenming Paper, Cl. H	96,500	72,621
Weichai Power, Cl. H	17,000	110,904
Zhejiang Expressway, Cl. H	64,000	59,341
		1,104,134
Hong Kong--6.9%
China Agri-Industries Holdings	147,481	171,972
China Mobile	41,500	416,764
CNOOC	114,000	195,883
Hutchison Whampoa	11,000	68,230
Tianjin Development Holdings	122,000	74,733
		927,582

Hungary--1.5%
MOL Hungarian Oil and Gas	1,230 b	101,520
OTP Bank	4,800 b	96,615
		198,135
India--10.0%
Apollo Tyres	46,920	65,513
Balrampur Chini Mills	37,080	67,222
Bank of Baroda	7,530	113,805
Canara Bank	9,100	87,943
Chambal Fertilizers & Chemicals	68,010	97,084
Grasim Industries	1,125	44,266
Oil & Natural Gas	4,120	117,129
Oriental Bank Of Commerce	15,272	107,211
Patni Computer Systems, ADR	3,660	83,558
Samruddhi Cement	1,265 b	13,279
SpiceJet	69,380 b	87,164
Tata Consultancy Services	12,600	203,778
Tata Motors	8,600	144,123
Tata Steel	6,150	64,301
Union Bank of India	7,030	47,074
		1,343,450
Indonesia--2.7%
Astra International	28,000	149,189
Bank Mandiri	123,500	81,743
Indofood Sukses Makmur	278,500	127,499
		358,431
Israel--.3%
Bank Leumi Le-Israel	9,940 b	35,312
Malaysia--1.8%
Axiata Group Berhad	56,200 b	68,048
Hong Leong Bank	19,300	51,149
Tenaga Nasional	45,100	117,156
		236,353
Mexico--2.5%
America Movil, ADR, Ser. L	4,250	201,875
Fomento Economico Mexicano, ADR	3,160	136,354
		338,229

Poland--1.0%
Getin Holding	19,820 b	54,954
KGHM Polska Miedz	3,100	80,058
		135,012
Russia--7.1%
Gazprom, ADR	15,140	289,023
LUKOIL, ADR	5,610	291,159
Magnitogorsk Iron & Steel Works, GDR	7,770 a,c,d	72,183
MMC Norilsk Nickel, ADR	8,312	120,690
VimpelCom, ADR	10,690 b	172,964
		946,019
South Africa--7.1%
African Rainbow Minerals	3,910	81,697
Aveng	24,250	108,118
Bidvest Group	6,100	96,468
FirstRand	46,390	108,192
Gold Fields	6,280	84,564
Metropolitan Holdings	51,428	107,374
MTN Group	17,984	235,761
Sasol	3,820 e	135,600
		957,774
South Korea--14.2%
Busan Bank	10,860	99,094
Chong Kun Dang Pharmaceutical	2,320	34,839
Daegu Bank	8,120	93,030
Daehan Steel	4,570	32,275
Hana Financial Group	3,190	85,757
Honam Petrochemical	543	65,100
Hyosung	1,369	87,610
Hyundai Mobis	1,443	244,443
Korea Electric Power	3,730 b	96,458
KT	3,010	111,216
Kukdo Chemical	1,400	34,027
POSCO	389	148,505
Samsung Electronics	685	433,883
Shinhan Financial Group	4,340	162,133
Woori Finance Holdings	4,650	55,558

Youngone	8,316	56,485
Youngone Holdings	2,594	52,540
		1,892,953
Taiwan--8.0%
Advanced Semiconductor Engineering	79,000	63,064
Asia Cement	50,620	44,741
CTCI	108,000	106,214
Fubon Financial Holding	82,000	92,128
HON HAI Precision Industry	48,000	170,300
HTC	6,000	80,295
Lite-On Technology	63,142	69,761
Powertech Technology	36,500	102,350
Taishin Financial Holdings	210,634 b	81,942
Taiwan Semiconductor Manufacturing, ADR	26,869	262,241
		1,073,036
Thailand--3.0%
Asian Property Development	323,700	52,533
Bangchak Petroleum	152,600	64,543
Bangkok Bank	22,000	82,574
Banpu	3,500	61,046
Charoen Pokphand Foods	103,400	54,771
Kasikornbank	30,100	88,198
		403,665
Turkey--4.0%
Arcelik	17,390	72,684
Asya Katilim Bankasi	42,020	96,020
Haci Omer Sabanci Holding	21,017	84,091
KOC Holding	25,100	84,629
Turkiye Halk Bankasi	10,930	80,510
Turkiye Is Bankasi, Cl. C	38,891	120,410
		538,344
United States--2.4%
iShares MSCI Emerging Markets Index Fund	8,570 a	319,832
Total Common Stocks
(cost $10,295,690)		11,613,413

Preferred Stocks--12.2%	Shares	Value ($)

Brazil
Banco Bradesco	6,250	97,334
Bradespar	5,400	98,098
Cia de Bebidas das Americas	1,300	129,575
Cia Paranaense de Energia, Cl. B	9,400	193,729
Itau Unibanco Holding	9,224	166,083
Petroleo Brasileiro	24,400	363,094
Tele Norte Leste Participacoes	4,600	68,809
Usinas Siderurgicas de Minas Gerais, Cl. A	3,575	95,287
Vale, Cl. A	15,500	325,543
Vivo Participacoes	3,900	100,255
Total Preferred Stocks
(cost $1,273,293)		1,637,807

Investment of Cash Collateral for Securities Loaned--4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $552,670)	552,670 [f]	552,670
Total Investments (cost $12,121,653)	103.0%	13,803,890
Liabilities, Less Cash and Receivables	(3.0%)	(395,868)
Net Assets	100.0%	13,408,022

ADR - American Depository Receipts

GDR - Global Depository Receipts

a	Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $536,388 and the total market value of the collateral held by the fund is $552,670.
b	Non-income producing security.
c

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June 30, 2010, the value of this security amounted to $72,183 or 0.5% of net assets.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, this security had a total market value of $72,183 or 0.5% of net assets.

e	Purchased on a delayed delivery basis.
f	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $12,121,653. Net unrealized appreciation on investments was $1,682,237 of which $2,239,596 related to appreciated investment securities and $557,359 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.2
Energy	13.3
Materials	12.1
Information Technology	12.0
Telecommunication Services	10.3
Industrial	8.0
Consumer Discretionary	7.4
Consumer Staples	5.7
Money Market Investment	4.1
Utilities	3.4
Exchange Traded Funds	2.4
Health Care	1.1
103.0
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	10,994,628	1,936,760 ++	-	12,931,388
Mutual Funds/Exchange Traded Funds	872,502	-	-	872,502
+ See Statement of Investments for country and industry classification.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S.

dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Core Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--91.9%	Shares	Value ($)
Australia--6.6%
AGL Energy	8,180	101,217
Atlas Iron	45,220 a	80,315
Australia & New Zealand Banking Group	6,150	111,870
BHP Billiton	4,803	152,216
Commonwealth Bank of Australia	5,410	221,500
Macquarie Group	2,680	83,739
National Australia Bank	8,540	167,349
Qantas Airways	73,610 a	136,315
Stockland	45,030	141,003
Westfield Group	16,490	169,064
		1,364,588
Austria--.9%
Erste Group Bank	5,908	187,954
Denmark--.8%
Carlsberg, Cl. B	2,100	159,658
Finland--1.4%
Fortum	5,420	119,317
Sampo, Cl. A	8,230	172,198
		291,515
France--9.5%
Atos Origin	2,260 a	90,266
BNP Paribas	4,620	246,683
France Telecom	9,110	157,201
GDF Suez	4,213	119,197
Legrand	2,530	74,536
Rhodia	7,450	122,608
Sanofi-Aventis	4,958	298,982
STMicroelectronics	9,650	76,446
Technip	1,320	75,158
Total	6,740	299,961

Valeo	4,960 a	133,619
Vallourec	660	112,690
Vinci	3,680	151,536
		1,958,883
Germany--5.5%
BASF	2,160	117,842
Bayer	1,490	83,135
E.ON	3,900	104,987
HeidelbergCement	2,255	107,407
Lanxess	1,950	82,182
Metro	4,940	251,148
RWE	2,255	146,982
SAP	3,250	144,358
Stada Arzneimittel	2,960	98,464
		1,136,505
Hong Kong--1.0%
Hongkong Land Holdings	42,000	209,160
Ireland--1.0%
CRH	5,775	117,441
Dragon Oil	13,100 a	78,881
		196,322
Italy--2.9%
Enel	21,330	90,237
ENI	12,630	231,851
Terna Rete Elettrica Nazionale	19,540	70,372
UniCredit	91,170	202,371
		594,831
Japan--20.3%
Asahi Kasei	23,000	121,484
Canon	6,500	244,811
Central Japan Railway	30	249,053
Daihatsu Motor	13,000	122,038
Daito Trust Construction	2,400	136,538
Fujitsu	39,000	247,458
Hino Motors	22,000	110,230
Hitachi	64,000	234,530
Honda Motor	7,400	217,359

JFE Holdings	2,100	66,030
Kaneka	19,000	111,531
Keihin	9,800	171,693
Lawson	2,600	114,245
Makita	4,500	121,897
Miraca Holding	3,300	99,618
Mitsubishi	11,800	248,772
Mitsubishi UFJ Financial Group	32,300	147,956
Sankyo	4,400	200,305
SMC	1,600	216,615
Softbank	4,700	126,039
Sumitomo Mitsui Financial Group	5,900	169,363
Sumitomo Trust & Banking	13,000	67,194
Tokai Rika	4,000	70,124
Tokyo Gas	29,000	132,839
Toyo Suisan Kaisha	9,000	216,004
Yahoo! Japan	328	132,254
Yamada Denki	1,310	86,380
		4,182,360
Luxembourg--1.6%
ArcelorMittal	3,770	100,267
L'Occitane International	52,750	115,026
Millicom International Cellular, SDR	1,500	121,055
		336,348
Netherlands--4.3%
ING Groep	28,270 a	209,891
Koninklijke Ahold	8,050	99,694
Koninklijke Philips Electronics	5,490	163,643
Koninklijke Vopak	2,816	103,344
TNT	8,020	202,139
Unilever	3,930	107,153
		885,864
Norway--2.0%
DNB NOR	8,800	84,677
Petroleum Geo-Services	5,600 a	47,329
Subsea 7	5,280 a	79,282
Telenor	16,200	203,448

		414,736
Spain--3.5%
Amadeus IT Holding, Cl. A	7,650	120,317
Banco Bilbao Vizcaya Argentaria	18,130	187,038
Banco Santander	40,210	422,527
		729,882
Sweden--.9%
Electrolux, Ser. B	7,740	176,681
Switzerland--8.8%
Adecco	3,150	148,625
Credit Suisse Group	5,990	225,127
Nestle	8,350	402,887
Novartis	2,006	97,324
Petroplus Holdings	8,890	130,920
Roche Holding	2,764	379,562
Sulzer	1,408	130,827
Transocean	1,390 a	66,028
Zurich Financial Services	1,080	237,072
		1,818,372
United Kingdom--19.8%
Anglo American	6,413 a	222,939
Barclays	36,350	144,110
Berkeley Group Holdings	14,690 a	166,700
British American Tobacco	10,660	337,546
BT Group	87,820	167,705
Compass Group	18,230	138,311
Cookson Group	27,272 a	156,260
GlaxoSmithKline	27,720	469,775
HSBC Holdings	25,780	235,191
IMI	20,080	204,057
Imperial Tobacco Group	5,110	142,478
Kingfisher	55,750	173,013
Legal & General Group	67,020	77,979
Old Mutual	73,280	112,093
Rio Tinto	6,420	280,938
Rolls-Royce Group	8,040 a	66,953
Royal Dutch Shell, Cl. B	11,360	275,040

Smith & Nephew	10,610	99,894
Thomas Cook Group	79,950	210,841
Unilever	10,690	284,901
WPP	12,370	116,325
		4,083,049
United States--1.1%
iShares MSCI EAFE Index Fund	2,750	127,902
Transocean	2,300 a	106,559
		234,461
Total Common Stocks
(cost $18,836,339)		18,961,169

Preferred Stocks--.8%	Shares	Value ($)
Germany
Volkswagen
(cost $167,138)	1,970	172,470

Other Investment--.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $47,936)	47,936 [b]	47,936
Total Investments (cost $19,051,413)	92.9%	19,181,575
Cash and Receivables (Net)	7.1%	1,474,437
Net Assets	100.0%	20,656,012

SDR-Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $19,051,413. Net unrealized appreciation on investments was $130,162 of which $1,773,155 related to appreciated investment securities and $1,642,993 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

Financial	21.3
Industrial	12.6
Consumer Discretionary	11.0
Consumer Staples	10.2
Materials	8.1
Health Care	7.9
Energy	6.7
Information Technology	6.2
Utilities	4.3
Telecommunication Services	3.8
Exchange Traded Funds	.6
Money Market Investments	.2
92.9
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	106,559	-	-	106,559
Equity Securities - Foreign+	5,871,134	13,028,044 ++	-	18,899,178
Mutual Funds/Exchange Traded Funds	175,838	-	-	175,838
+ See Statement of Investments for country and industry classification.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
June 30, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--10.0%
Autoliv	7,610	364,138
Carnival	4,210	127,310
Home Depot	8,530	239,437
Mattel	8,480	179,437
Newell Rubbermaid	17,720	259,421
News, Cl. A	43,110	515,596
Stanley Black and Decker	4,880	246,538
Target	12,860	632,326
Time Warner	10,350	299,218
		2,863,421
Consumer Staples--11.3%
Clorox	5,210	323,854
CVS Caremark	6,680	195,858
Energizer Holdings	5,680 a	285,590
Nestle, ADR	7,400	356,976
PepsiCo	12,190	742,980
Philip Morris International	11,070	507,449
Unilever, ADR	22,000	588,060
Wal-Mart Stores	4,460	214,392
		3,215,159
Energy--11.2%
Alpha Natural Resources	3,870 a	131,077
Anadarko Petroleum	5,620	202,826
Chevron	6,842	464,298
ConocoPhillips	8,080	396,647
ENSCO, ADR	6,570	258,070
EOG Resources	2,490	244,941
Hess	8,120	408,761
Newfield Exploration	7,740 a	378,176
Occidental Petroleum	6,860	529,249

Valero Energy	10,370	186,453
		3,200,498
Exchange Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	2,780	286,952
Financial--13.9%
American Express	11,000	436,700
Bank of America	53,180	764,196
Capital One Financial	10,170	409,851
Franklin Resources	2,190	188,756
Genworth Financial, Cl. A	18,660 a	243,886
Goldman Sachs Group	980	128,645
JPMorgan Chase & Co.	19,070	698,153
Lincoln National	9,630	233,913
MetLife	7,830	295,661
Morgan Stanley	6,250	145,062
Wells Fargo & Co.	13,590	347,904
XL Capital, Cl. A	5,410	86,614
		3,979,341
Health Care--15.5%
Alexion Pharmaceuticals	4,580 a	234,450
AmerisourceBergen	14,420	457,835
Amgen	5,150 a	270,890
Amylin Pharmaceuticals	17,700 a	332,760
CIGNA	6,510	202,201
Covidien	4,507	181,091
Hospira	3,990 a	229,225
Human Genome Sciences	13,810 a	312,935
King Pharmaceuticals	17,530 a	133,053
Mednax	2,670 a	148,479
Merck & Co.	17,643	616,976
Pfizer	44,770	638,420
St. Jude Medical	3,960 a	142,916
Thermo Fisher Scientific	3,140 a	154,017
Universal Health Services, Cl. B	4,960	189,224
WellPoint	3,720 a	182,020
		4,426,492

Industrial--9.8%
AMR	17,300 a	117,294
Caterpillar	6,750	405,472
Cummins	3,250	211,672
Dover	7,910	330,559
General Electric	13,930	200,871
Norfolk Southern	11,070	587,263
Raytheon	7,930	383,733
Textron	12,840	217,895
Tyco International	9,757	343,739
		2,798,498
Materials--1.7%
Dow Chemical	6,450	152,994
E.I. du Pont de Nemours & Co.	9,920	343,133
		496,127
Technology--19.6%
Apple	3,920 a	985,997
BMC Software	6,130 a	212,282
Cisco Systems	23,560 a	502,064
EMC	23,840 a	436,272
Google, Cl. A	1,050 a	467,197
Hewlett-Packard	3,690	159,703
Informatica	13,700 a	327,156
International Business Machines	3,330	411,188
Microsoft	27,620	635,536
Motorola	39,230 a	255,780
Oracle	24,480	525,341
QUALCOMM	4,400	144,496
Research In Motion	4,610 a	227,089
Teradata	10,067 a	306,842
		5,596,943
Telecommunication Services--2.0%
AT & T	23,600	570,884
Utilities--3.8%
American Electric Power	5,650	182,495
Entergy	4,040	289,345
PG & E	5,660	232,626

Public Service Enterprise Group	12,020	376,587
		1,081,053
Total Common Stocks
(cost $27,863,145)		28,515,368

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,524)	47,524 [b]	47,524
Total Investments (cost $27,910,669)	100.0%	28,562,892
Cash and Receivables (Net)	.0%	6,516
Net Assets	100.0%	28,569,408

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $27,910,669. Net unrealized appreciation on investments was $652,223 of which $2,773,167 related to appreciated investment securities and $2,120,944 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	26,434,083	-	-	26,434,083
Equity Securities - Foreign+	1,794,333	-	-	1,794,333
Mutual Funds/Exchange Traded Funds	334,476	-	-	334,476
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--16.8%
99 Cents Only Stores	189,190 a	2,800,012
Aaron's	70,930	1,210,775
Blue Nile	46,260 a,b	2,177,921
Brinker International	91,270	1,319,764
Carter's	61,050 a	1,602,562
Cato, Cl. A	48,240	1,062,245
Chipotle Mexican Grill	7,877 a	1,077,652
Citi Trends	55,610 a	1,831,793
Columbia Sportswear	24,090	1,124,280
Gentex	90,520 b	1,627,550
Hibbett Sports	89,380 a,b	2,141,545
Jarden	59,270	1,592,585
JOS. A. Bank Clothiers	35,410 a	1,911,786
Life Time Fitness	63,150 a,b	2,007,538
Lions Gate Entertainment	335,740 a,b	2,343,465
P.F. Chang's China Bistro	54,180 b	2,148,237
Take-Two Interactive Software	161,750 a,b	1,455,750
THQ	314,740 a	1,359,677
Tractor Supply	41,860 b	2,552,204
WMS Industries	39,790 a	1,561,758
Wolverine World Wide	61,660	1,555,065
		36,464,164
Consumer Staples--3.8%
Alberto-Culver	89,920	2,435,933
Inter Parfums	91,770	1,305,887
Lancaster Colony	33,430	1,783,825
Seneca Foods, Cl. A	18,130 a	584,874
United Natural Foods	72,660 a	2,171,081
		8,281,600
Energy--5.7%

Dril-Quip	23,850 a	1,049,877
Gulfport Energy	199,470 a	2,365,714
Nordic American Tanker Shipping	68,990 b	1,937,929
Northern Oil and Gas	102,670 a	1,318,283
Oil States International	53,260 a	2,108,031
Penn Virginia	103,280	2,076,961
Quicksilver Resources	143,330 a	1,576,630
		12,433,425
Financial--6.0%
Altisource Portfolio Solutions	83,190 a	2,058,121
Arch Capital Group	25,090 a	1,869,205
Hatteras Financial	72,620 b	2,020,288
MarketAxess Holdings	80,540	1,110,647
MFA Financial	151,000 c	1,117,400
Portfolio Recovery Associates	24,280 a,b	1,621,418
Starwood Property Trust	34,140	578,673
Westamerica Bancorporation	53,000 b	2,783,560
		13,159,312
Health Care--26.5%
Alexion Pharmaceuticals	41,830 a	2,141,278
Allscripts-Misys Healthcare
Solutions	103,320 a,b	1,663,452
Alphatec Holdings	225,060 a	1,044,278
Analogic	51,210	2,330,567
AngioDynamics	72,710 a	1,072,473
Cardiome Pharma	149,770 a	1,220,625
Catalyst Health Solutions	60,530 a	2,088,285
Centene	67,840 a	1,458,560
Chemed	54,120 b	2,957,117
Emergency Medical Services, Cl. A	53,948 a	2,645,070
ev3	133,940 a	3,001,595
Human Genome Sciences	89,560 a	2,029,430
ICON, ADR	102,700 a	2,967,003
MAP Pharmaceuticals	100,100 a,b	1,313,312
Mednax	23,430 a	1,302,942
Natus Medical	79,380 a	1,293,100
Nektar Therapeutics	243,100 a,b	2,941,510

Owens & Minor	99,115	2,812,884
PerkinElmer	53,030	1,096,130
Pharmasset	42,500 a	1,161,950
PSS World Medical	83,240 a,b	1,760,526
RehabCare Group	83,700 a	1,822,986
Salix Pharmaceuticals	82,570 a	3,222,707
Sirona Dental Systems	17,560 a	611,790
SXC Health Solutions	27,710 a	2,029,757
Theravance	85,280 a,b	1,071,970
Thermo Fisher Scientific	41,170 a	2,019,389
Thoratec	47,420 a,b	2,026,257
United Therapeutics	22,790 a	1,112,380
Volcano	105,133 a,b	2,294,002
ZymoGenetics	239,510 a,b	1,010,732
		57,524,057
Industrial--13.3%
Columbus McKinnon	77,850 a	1,087,564
Crane	36,860	1,113,541
EnerSys	90,050 a	1,924,368
EnPro Industries	45,550 a	1,282,232
Exponent	33,190 a	1,085,977
Heidrick & Struggles International	86,670 b	1,977,809
Hub Group, Cl. A	39,680 a	1,190,797
Kforce	159,920 a	2,038,980
Knight Transportation	118,220 b	2,392,773
Landstar System	72,130 b	2,812,349
Middleby	32,740 a	1,741,441
Mueller Industries	77,640	1,909,944
Quanex Building Products	73,640	1,273,236
Roadrunner Transportation Systems	90,880 a	1,291,405
Teledyne Technologies	76,895 a	2,966,609
Werner Enterprises	133,660 b	2,925,817
		29,014,842
Materials--.8%
Haynes International	20,640	636,331
RTI International Metals	45,770 a	1,103,515
		1,739,846

Technology--25.4%
Acxiom	103,460 a	1,519,827
Art Technology Group	450,370 a	1,540,265
Atheros Communications	56,240 a,b	1,548,850
Blackboard	86,930 a,b	3,245,097
CACI International, Cl. A	38,570 a	1,638,454
DTS	52,230 a	1,716,800
Gartner	134,600 a	3,129,450
Harmonic	395,520 a	2,151,629
Infinera	211,460 a,b	1,359,688
Integrated Device Technology	215,430 a	1,066,379
Mellanox Technologies	102,220 a,b	2,238,618
Mentor Graphics	218,100 a	1,930,185
NetLogic Microsystems	65,130 a	1,771,536
NetScout Systems	225,080 a	3,200,638
OmniVision Technologies	108,880 a	2,334,387
Pericom Semiconductor	160,300 a	1,538,880
PMC-Sierra	150,210 a	1,129,579
Quality Systems	21,240 b	1,231,708
Quest Software	134,610 a	2,428,364
Skyworks Solutions	118,070 a	1,982,395
SMART Modular Technologies	340,170 a	1,989,995
Sonic Solutions	109,880 a,b	917,498
SonicWALL	170,070 a	1,998,322
SuccessFactors	51,410 a	1,068,814
Triquint Semiconductor	385,330 a	2,354,366
Ultratech	114,300 a	1,859,661
Verigy	192,980 a,b	1,676,996
Vishay Intertechnology	116,730 a	903,490
Vocus	95,690 a	1,462,143
Volterra Semiconductor	92,680 a	2,137,201
		55,071,215
Total Common Stocks
(cost $194,666,865)		213,688,461

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,352,732)	3,352,732 [d]	3,352,732
Investment of Cash Collateral for
Securities Loaned--14.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,841,870)	31,841,870 [d]	31,841,870
Total Investments (cost $229,861,467)	114.4%	248,883,063
Liabilities, Less Cash and Receivables	(14.4%)	(31,326,746)
Net Assets	100.0%	217,556,317

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $30,629,493 and the total market value of the collateral held by the fund is $31,841,870.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $229,861,467. Net unrealized appreciation on investments was $19,021,596 of which $29,581,369 related to appreciated investment securities and $10,559,773 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	207,823,837	-	-	207,823,837
Equity Securities - Foreign+	5,864,624	-	-	5,864,624
Mutual Funds/Exchange Traded Funds	35,194,602	-	-	35,194,602
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--16.5%
99 Cents Only Stores	150,390 a	2,225,772
Aaron's	57,020	973,331
Blue Nile	36,620 a,b	1,724,070
Brinker International	72,410	1,047,049
Carter's	49,200 a	1,291,500
Cato, Cl. A	38,330	844,027
Chipotle Mexican Grill	6,242 a	853,968
Citi Trends	43,930 a	1,447,054
Columbia Sportswear	18,830	878,796
Gentex	71,470	1,285,031
Hibbett Sports	71,880 a,b	1,722,245
Jarden	46,350	1,245,424
JOS. A. Bank Clothiers	28,100 a	1,517,119
Life Time Fitness	49,620 a,b	1,577,420
Lions Gate Entertainment	264,772 a,b	1,848,109
P.F. Chang's China Bistro	42,880 b	1,700,192
Take-Two Interactive Software	128,010 a,b	1,152,090
THQ	245,940 a	1,062,461
Tractor Supply	33,220 b	2,025,423
WMS Industries	31,550 a	1,238,338
Wolverine World Wide	49,020	1,236,284
		28,895,703
Consumer Staples--3.7%
Alberto-Culver	71,203	1,928,889
Inter Parfums	71,870	1,022,710
Lancaster Colony	26,440	1,410,838
Seneca Foods, Cl. A	14,520 a	468,415
United Natural Foods	57,710 a	1,724,375
		6,555,227
Energy--5.6%

Dril-Quip	18,690 a	822,734
Gulfport Energy	158,450 a	1,879,217
Nordic American Tanker Shipping	54,120 b	1,520,231
Northern Oil and Gas	81,550 a	1,047,102
Oil States International	42,920 a	1,698,774
Penn Virginia	81,890	1,646,808
Quicksilver Resources	113,650 a	1,250,150
		9,865,016
Exchange Traded Funds--1.9%
iShares Russell 2000 Growth Index
Fund	49,910 b	3,322,509
Financial--6.0%
Altisource Portfolio Solutions	67,680 a	1,674,403
Arch Capital Group	19,600 a	1,460,200
Hatteras Financial	57,060 b	1,587,409
MarketAxess Holdings	63,290	872,769
MFA Financial	120,520 c	891,848
Portfolio Recovery Associates	19,290 a,b	1,288,186
Starwood Property Trust	26,600	450,870
Westamerica Bancorporation	41,910 b	2,201,113
		10,426,798
Health Care--25.9%
Alexion Pharmaceuticals	32,540 a	1,665,723
Allscripts-Misys Healthcare
Solutions	80,410 a,b	1,294,601
Alphatec Holdings	177,940 a	825,642
Analogic	39,600	1,802,196
AngioDynamics	56,970 a	840,307
Cardiome Pharma	118,870 a	968,790
Catalyst Health Solutions	47,860 a	1,651,170
Centene	52,680 a	1,132,620
Chemed	42,830	2,340,231
Emergency Medical Services, Cl. A	42,658 a	2,091,522
ev3	104,630 a	2,344,758
Human Genome Sciences	70,870 a	1,605,914
ICON, ADR	81,960 a	2,367,824
MAP Pharmaceuticals	78,220 a	1,026,246

Mednax	18,380 a	1,022,112
Natus Medical	62,110 a	1,011,772
Nektar Therapeutics	192,820 a,b	2,333,122
Owens & Minor	78,375	2,224,283
PerkinElmer	42,080	869,794
Pharmasset	33,690 a	921,085
PSS World Medical	65,300 a,b	1,381,095
RehabCare Group	66,240 a	1,442,707
Salix Pharmaceuticals	64,420 a	2,514,313
Sirona Dental Systems	13,880 a	483,579
SXC Health Solutions	21,920 a	1,605,640
Theravance	66,940 a,b	841,436
Thermo Fisher Scientific	31,710 a	1,555,376
Thoratec	37,200 a,b	1,589,556
United Therapeutics	18,040 a	880,532
Volcano	83,170 a	1,814,769
ZymoGenetics	188,960 a	797,411
		45,246,126
Industrial--13.1%
Columbus McKinnon	60,470 a	844,766
Crane	29,230	883,038
EnerSys	72,650 a	1,552,530
EnPro Industries	36,620 a	1,030,853
Exponent	25,740 a	842,213
Heidrick & Struggles International	68,110 b	1,554,270
Hub Group, Cl. A	31,390 a	942,014
Kforce	130,750 a	1,667,063
Knight Transportation	92,880 b	1,879,891
Landstar System	57,060	2,224,769
Middleby	26,020 a	1,384,004
Mueller Industries	61,870	1,522,002
Quanex Building Products	57,270	990,198
Roadrunner Transportation Systems	71,970	1,022,694
Teledyne Technologies	60,358 a	2,328,612
Werner Enterprises	105,740	2,314,649
		22,983,566

Materials--.8%

Haynes International	16,600	511,778
RTI International Metals	36,890 a	889,418
		1,401,196
Technology--25.0%
Acxiom	81,950 a	1,203,845
Art Technology Group	352,020 a	1,203,908
Atheros Communications	44,880 a,b	1,235,995
Blackboard	70,060 a,b	2,615,340
CACI International, Cl. A	30,274 a	1,286,040
DTS	41,010 a	1,347,999
Gartner	106,530 a	2,476,822
Harmonic	306,350 a	1,666,544
Infinera	167,600 a	1,077,668
Integrated Device Technology	171,940 a	851,103
Mellanox Technologies	81,077 a,b	1,775,586
Mentor Graphics	171,360 a	1,516,536
NetLogic Microsystems	53,250 a	1,448,400
NetScout Systems	180,260 a	2,563,297
OmniVision Technologies	85,470 a	1,832,477
Pericom Semiconductor	122,720 a	1,178,112
PMC-Sierra	119,680 a	899,994
Quality Systems	16,530 b	958,575
Quest Software	105,620 a	1,905,385
Skyworks Solutions	92,480 a	1,552,739
SMART Modular Technologies	278,130 a	1,627,060
Sonic Solutions	86,980 a,b	726,283
SonicWALL	133,200 a	1,565,100
SuccessFactors	40,330 a	838,461
Triquint Semiconductor	309,920 a	1,893,611
Ultratech	90,620 a	1,474,387
Verigy	151,710 a	1,318,360
Vishay Intertechnology	91,690 a	709,681
Vocus	75,890 a	1,159,599
Volterra Semiconductor	73,630 a	1,697,908
		43,606,815
Total Common Stocks
(cost $165,671,376)		172,302,956

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,014,280)	3,014,280 [d]	3,014,280
Investment of Cash Collateral for
Securities Loaned--15.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,511,188)	27,511,188 [d]	27,511,188
Total Investments (cost $196,196,844)	115.9%	202,828,424
Liabilities, Less Cash and Receivables	(15.9%)	(27,778,082)
Net Assets	100.0%	175,050,342

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $26,484,756 and the total market value of the collateral held by the fund is $27,511,188.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $196,196,844. Net unrealized appreciation on investments was $6,631,580 of which $17,262,783 related to appreciated investment securities and $10,631,203 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	164,325,473	-	-	164,325,473
Equity Securities - Foreign+	4,654,974	-	-	4,654,974
Mutual Funds/Exchange Traded Funds	33,847,977	-	-	33,847,977
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--12.9%
Bebe Stores	462,950	2,962,880
Belo, Cl. A	384,000 a	2,184,960
Callaway Golf	371,940 b	2,246,518
Cavco Industries	38,752 a	1,363,295
Children's Place Retail Stores	76,730 a	3,377,655
Drew Industries	106,650 a	2,154,330
Ethan Allen Interiors	207,850 b	2,907,821
Foot Locker	308,750	3,896,425
Furniture Brands International	240,070 a	1,253,165
Gymboree	29,740 a,b	1,270,195
Jack in the Box	87,050 a	1,693,122
MDC Holdings	115,890	3,123,235
Meredith	153,450 b	4,776,898
OfficeMax	414,614 a	5,414,859
Ryland Group	291,080 b	4,604,886
Saks	361,140 a,b	2,741,053
Sonic Automotive, Cl. A	211,480 a,b	1,810,269
Talbots	207,610 a,b	2,140,459
Thor Industries	91,820	2,180,725
THQ	108,240 a	467,597
Timberland, Cl. A	148,030 a	2,390,685
Williams-Sonoma	182,822 b	4,537,642
		59,498,674
Consumer Staples--5.2%
BJ's Wholesale Club	160,730 a	5,948,617
Casey's General Stores	130,924	4,569,248
Flowers Foods	136,400 b	3,332,252
Hain Celestial Group	121,290 a,b	2,446,419
Lance	140,270	2,313,052
Spartan Stores	198,190	2,719,167

Winn-Dixie Stores	283,340 a,b	2,731,398
		24,060,153
Energy--6.6%
Cal Dive International	485,130 a	2,838,010
Comstock Resources	179,360 a	4,971,859
Frontier Oil	395,670	5,321,761
Matrix Service	210,940 a	1,963,851
Penn Virginia	135,920 b	2,733,351
Tesco	217,380 a	2,669,426
Tidewater	115,890	4,487,261
Unit	138,360 a	5,616,032
		30,601,551
Financial--30.4%
Aspen Insurance Holdings	135,420	3,350,291
Associated Banc-Corp	259,510	3,181,593
BioMed Realty Trust	289,290 c	4,654,676
Brandywine Realty Trust	214,600 c	2,306,950
Brookline Bancorp	53,320	473,482
CBL & Associates Properties	284,000 c	3,532,960
Citizens Republic Bancorp	3,260,870 a,b	2,771,739
City National	86,637 b	4,438,414
Columbia Banking System	94,760	1,730,318
CVB Financial	385,090 b	3,658,355
DCT Industrial Trust	509,160	2,301,403
DiamondRock Hospitality	494,601 a	4,065,620
E*TRADE Financial	376,261 a	4,447,405
Entertainment Properties Trust	57,660 c	2,195,116
First American Financial	378,220	4,795,830
First Horizon National	366,381 a,b	4,195,059
Getty Realty	132,770 b,c	2,975,376
Glacier Bancorp	236,270	3,466,081
Hanover Insurance Group	103,630	4,507,905
Inland Real Estate	211,710 c	1,676,743
Investment Technology Group	236,011 a	3,790,337
Kilroy Realty	101,160 c	3,007,487
LaSalle Hotel Properties	204,910 c	4,214,999
Lexington Realty Trust	803,120 b,c	4,826,751

MGIC Investment	648,270 a,b	4,466,580
National Health Investors	68,630 c	2,646,373
National Penn Bancshares	188,980 b	1,135,770
NewAlliance Bancshares	329,967	3,698,930
Old National Bancorp	315,530 b	3,268,891
Omega Healthcare Investors	183,950 b,c	3,666,123
PacWest Bancorp	108,310 b	1,983,156
Piper Jaffray	88,930 a	2,865,325
Protective Life	172,860	3,697,475
Provident Financial Services	239,230	2,796,599
Radian Group	532,520	3,855,445
Southwest Bancorp	134,897	1,792,781
Sterling Bancorp	108,120	973,080
Sterling Bancshares	394,600	1,858,566
SVB Financial Group	125,820 a	5,187,559
TradeStation Group	420,270 a	2,836,823
Urstadt Biddle Properties, Cl. A	58,670 c	946,347
Viad	103,250	1,822,363
Washington Federal	319,761	5,173,733
Washington Trust Bancorp	39,740	677,170
Wilmington Trust	356,839	3,957,345
		139,871,324
Health Care--10.0%
Air Methods	116,220 a,b	3,457,545
AMERIGROUP	191,880 a	6,232,262
Analogic	64,610	2,940,401
Assisted Living Concepts, Cl. A	48,410 a,b	1,432,452
Haemonetics	94,160 a	5,039,443
Kensey Nash	103,514 a	2,454,317
LifePoint Hospitals	105,640 a	3,317,096
Mednax	83,633 a	4,650,831
Omnicell	143,170 a	1,673,657
RehabCare Group	238,820 a	5,201,500
STERIS	220,040 b	6,838,843
Sun Healthcare Group	347,550 a	2,808,204
		46,046,551
Industrial--13.8%

Astec Industries	131,960 a,b	3,659,251
Atlas Air Worldwide Holdings	20,330 a	965,675
Brink's	146,080	2,779,902
Clean Harbors	92,680 a,b	6,154,879
Comfort Systems USA	131,270	1,268,068
FTI Consulting	168,010 a	7,323,556
Granite Construction	156,754 b	3,696,259
Marten Transport	71,120 a	1,477,874
McGrath Rentcorp	100,260	2,283,923
Mueller Industries	94,600	2,327,160
Pike Electric	236,960 a	2,232,163
RSC Holdings	187,130 a,b	1,154,592
Simpson Manufacturing	55,530	1,363,262
Snap-On	81,510	3,334,574
Spirit Aerosystems Holdings, Cl. A	288,500 a	5,498,810
Steelcase, Cl. A	433,370 a,b	3,358,618
Sterling Construction	66,230 a	857,016
Team	124,470 a	1,624,334
Thomas & Betts	74,520 a	2,585,844
Triumph Group	37,740	2,514,616
US Ecology	127,580	1,858,841
Waste Connections	150,789 a	5,261,028
		63,580,245
Materials--5.3%
Carpenter Technology	98,560	3,235,725
Coeur d'Alene Mines	310,590 a,b	4,901,110
Domtar	52,470 b	2,578,900
Louisiana-Pacific	490,540 a,b	3,281,713
RTI International Metals	152,730 a	3,682,320
Temple-Inland	274,570	5,675,362
Wausau Paper	172,420 a	1,167,283
		24,522,413
Technology--12.7%
Arris Group	344,880 a	3,514,327
Aspen Technology	279,678 a,b	3,045,693
Aviat Networks	236,280 a	857,696
Avid Technology	243,810 a,b	3,103,701

Cadence Design Systems	662,700 a	3,837,033
CoreLogic	303,830	5,365,638
Cymer	117,740 a	3,536,910
DealerTrack Holdings	180,995 a,b	2,977,368
Diebold	215,010	5,859,022
Entropic Communications	438,720 a,b	2,781,485
FormFactor	194,680 a,b	2,102,544
MKS Instruments	178,240 a	3,336,653
NetScout Systems	177,570 a	2,525,045
Neutral Tandem	233,080 a,b	2,622,150
Sonus Networks	1,032,367 a	2,797,715
Tekelec	210,860 a	2,791,786
Teradyne	362,500 a,b	3,534,375
Websense	204,850 a,b	3,871,665
		58,460,806
Utilities--2.3%
El Paso Electric	223,460 a	4,323,951
Portland General Electric	223,600	4,098,588
WGL Holdings	68,430	2,328,673
		10,751,212
Total Common Stocks
(cost $466,636,426)		457,392,929

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,041,680)	6,041,680 [d]	6,041,680
Investment of Cash Collateral for
Securities Loaned--14.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $68,824,407)	68,824,407 [d]	68,824,407
Total Investments (cost $541,502,513)	115.4%	532,259,016
Liabilities, Less Cash and Receivables	(15.4%)	(70,965,746)
Net Assets	100.0%	461,293,270

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $65,684,187 and the total market value of the collateral held by the fund is $68,824,407.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $541,502,513. Net unrealized depreciation on investments was $9,243,497 of which $37,275,805 related to appreciated investment securities and $46,519,302 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic†	457,392,929	-	-	457,392,929
Mutual Funds	74,866,087	-	-	74,866,087

† See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2010 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--15.7%
Brinker International	152,910	2,211,079
Carter's	103,870 a	2,726,588
Choice Hotels International	175,550 b	5,303,366
Gentex	203,450	3,658,031
International Game Technology	275,830	4,330,531
ITT Educational Services	19,980 a,b	1,658,740
Jarden	92,150	2,476,070
Life Time Fitness	105,260 a,b	3,346,215
Lions Gate Entertainment	553,208 a,b	3,861,392
P.F. Chang's China Bistro	89,500 b	3,548,675
PetSmart	161,560	4,874,265
Scotts Miracle-Gro, Cl. A	81,410	3,615,418
Tractor Supply	31,150	1,899,216
Williams-Sonoma	267,260 b	6,633,393
WMS Industries	58,520 a	2,296,910
Wolverine World Wide	205,340	5,178,675
		57,618,564
Consumer Staples--5.3%
Alberto-Culver	151,230	4,096,821
Estee Lauder, Cl. A	85,770	4,779,962
Hansen Natural	118,500 a	4,634,535
Lancaster Colony	36,640	1,955,110
Whole Foods Market	109,420 a	3,941,308
		19,407,736
Energy--4.0%
Concho Resources	63,010 a	3,486,343
EXCO Resources	186,370	2,722,866
Nordic American Tanker Shipping	133,600 b	3,752,824
Overseas Shipholding Group	68,040	2,520,202
Quicksilver Resources	191,820 a	2,110,020

		14,592,255
Exchange Traded Funds--1.9%
iShares Russell 2000 Growth Index
Fund	105,010 b	6,990,516
Financial--7.9%
Arch Capital Group	60,350 a	4,496,075
IntercontinentalExchange	66,120 a	7,473,544
KeyCorp	599,190	4,607,771
MFA Financial	611,600 c	4,525,840
Och-Ziff Capital Management Group,
Cl. A	256,210	3,225,684
Westamerica Bancorporation	87,120 b	4,575,542
		28,904,456
Health Care--21.7%
Alexion Pharmaceuticals	78,620 a	4,024,558
Allscripts-Misys Healthcare
Solutions	164,490 a,b	2,648,289
AmerisourceBergen	110,570	3,510,597
Amylin Pharmaceuticals	76,360 a	1,435,568
Centene	107,630 a	2,314,045
Dendreon	17,810 a,b	575,797
Emergency Medical Services, Cl. A	88,675 a	4,347,735
ev3	204,647 a	4,586,139
Human Genome Sciences	149,690 a	3,391,975
ICON, ADR	173,620 a	5,015,882
Mednax	37,980 a	2,112,068
Nektar Therapeutics	363,260 a,b	4,395,446
Owens & Minor	162,915	4,623,528
Patterson	163,170	4,655,240
PerkinElmer	88,950	1,838,596
Pharmasset	69,280 a	1,894,115
PSS World Medical	130,530 a,b	2,760,709
Salix Pharmaceuticals	92,200 a	3,598,566
Sirona Dental Systems	28,860 a	1,005,482
SXC Health Solutions	45,820 a	3,356,315
Thermo Fisher Scientific	67,090 a	3,290,765
Thoratec	75,180 a,b	3,212,441

United Therapeutics	51,100 a	2,494,191
Universal Health Services, Cl. B	155,200	5,920,880
Volcano	127,224 a,b	2,776,028
		79,784,955
Industrial--16.1%
Aecom Technology	161,510 a	3,724,421
AMETEK	126,210	5,067,331
Crane	61,800	1,866,978
EnerSys	123,360 a	2,636,203
Flowserve	53,730	4,556,304
IDEX	128,050	3,658,389
Jacobs Engineering Group	100,120 a	3,648,373
Knight Transportation	16,850 b	341,044
Landstar System	117,460	4,579,765
Mueller Industries	104,670	2,574,882
Pall	88,910	3,055,837
Quanex Building Products	116,910	2,021,374
Robert Half International	163,960 b	3,861,258
Roper Industries	107,670	6,025,213
Teledyne Technologies	120,310 a	4,641,560
Waste Connections	111,900 a	3,904,191
Werner Enterprises	137,670	3,013,596
		59,176,719
Materials--2.5%
Carpenter Technology	56,890	1,867,699
Royal Gold	78,200	3,753,600
Titanium Metals	199,900 a,b	3,516,241
		9,137,540
Technology--21.7%
Atheros Communications	95,070 a,b	2,618,228
Blackboard	142,500 a,b	5,319,525
BMC Software	79,790 a	2,763,128
CACI International, Cl. A	63,840 a,b	2,711,923
Gartner	265,520 a	6,173,340
Harris	173,250	7,215,862
IAC/InterActiveCorp	335,090 a	7,361,927
Ingram Micro, Cl. A	173,020 a	2,628,174

Integrated Device Technology	364,220 a	1,802,889
Mentor Graphics	362,940 a	3,212,019
Micros Systems	176,630 a	5,629,198
NetLogic Microsystems	167,330 a	4,551,376
OmniVision Technologies	179,840 a	3,855,770
ON Semiconductor	283,060 a,b	1,805,923
PMC-Sierra	370,310 a	2,784,731
Quality Systems	33,820 b	1,961,222
Quest Software	208,240 a	3,756,650
Skyworks Solutions	231,650 a	3,889,404
Tellabs	278,480	1,779,487
Teradata	117,280 a	3,574,694
Verigy	284,240 a	2,470,046
Vishay Intertechnology	305,150 a	2,361,861
		80,227,377
Utilities--1.3%
Complete Production Services	341,430 a	4,882,449
Total Common Stocks
(cost $363,688,091)		360,722,567

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,238,751)	6,238,751 [d]	6,238,751
Investment of Cash Collateral for
Securities Loaned--9.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $36,309,845)	36,309,845 [d]	36,309,845
Total Investments (cost $406,236,687)	109.7%	403,271,163
Liabilities, Less Cash and Receivables	(9.7%)	(35,553,829)
Net Assets	100.0%	367,717,334

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $35,000,467 and the total market value of the collateral held by the fund is $36,309,845.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $406,236,687. Net unrealized depreciation on investments was $2,965,524 of which $15,657,936 related to appreciated investment securities and $18,623,460 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	346,246,123	-	-	346,246,123
Equity Securities - Foreign+	7,485,928	-	-	7,485,928
Mutual Funds/Exchange Traded Funds	49,539,112	-	-	49,539,112
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
June 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.1%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,000,000	1,107,520
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,136,330
Alaska--1.0%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,090,480
California--17.1%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,708,035
California,
GO	5.00	10/1/11	70,000	70,749
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,158,410
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,164,480
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,669,860
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/14	1,250,000	1,402,088
California Housing Finance Agency,
Home Mortgage Revenue	4.60	2/1/41	1,500,000	1,341,405
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,247,487
California Statewide Communities

Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,100,670
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	500,040
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	0/4.60	6/1/23	750,000 a	688,845
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	870,000	744,041
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,347,713
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,214,320
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	780,000	691,072
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,116,390
Colorado--3.7%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	980,000	1,015,995
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	700,000	745,437
Platte River Power Authority,
Power Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,000,000	2,233,400
Florida--11.0%
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/13	1,000,000	1,087,350
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,050,970
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,102,480
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.75	1/1/17	10,000	10,016
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,063,700
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,066,650
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,065,640
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,294,080
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	114,144
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal

Corp.)	5.00	7/1/18	1,000,000	1,112,020
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	806,168
Georgia--1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,150,280
Hawaii--2.0%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,072,920
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,095,860
Illinois--5.1%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,331,980
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	128,287
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	817,518
Illinois,
GO	5.00	1/1/18	1,000,000	1,085,860
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,115,690
Indiana--1.6%
Indiana Finance Authority,
State Revolving Fund Program
Revenue	5.00	2/1/19	1,000,000	1,177,370
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/11	500,000	528,885

Maryland--2.0%
Anne Arundel County,
GO	5.00	3/1/13	1,000,000	1,111,990
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,017,470
Massachusetts--3.7%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	3/1/15	1,000,000 b	1,160,440
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000	1,675,695
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000	1,088,900
Michigan--3.1%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000	1,070,990
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,091,350
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000	1,091,520
Missouri--1.0%
Saint Louis Board of Education,
GO (Missouri Direct Deposit
Program) (Prerefunded)	5.25	4/1/12	1,000,000 b	1,085,080

New Jersey--2.2%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000 c	1,002,260
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,119,050
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	215,000	194,184
New Mexico--1.5%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	440,000	467,443
New Mexico,
Severance Tax Bonds	5.00	7/1/15	1,000,000	1,159,970
New York--6.2%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,126,570
Nassau County,
General Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/10	25,000	25,004
New York City,
GO	5.00	8/1/21	2,000,000	2,245,440
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,074,950
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,000,000	1,076,130
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;

National Public Finance
Guarantee Corp.)	5.00	10/1/13	1,000,000	1,095,810
North Carolina--1.2%
Raleigh-Durham Airport Authority,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/1/14	1,190,000	1,289,829
Ohio--2.5%
Cleveland,
Waterworks Improvement First
Mortgage Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/13	1,030,000	1,071,303
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,478,811
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	5.35	9/1/18	125,000	128,053
Pennsylvania--3.2%
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/15	1,000,000	1,126,800
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,153,020
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,102,420
Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	90,000	90,108
Tennessee--1.1%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/17	1,000,000	1,167,360
Texas--16.3%
Austin Independent School

District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/1/16	1,000,000	1,169,090
Cypress-Fairbanks Independent
School District, Unlimited Tax
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/16	1,135,000	1,314,943
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	3,000,000	3,515,340
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,103,660
Lower Colorado River Authority,
Revenue	5.00	5/15/15	1,000,000	1,134,930
Lubbock County,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.50	2/15/21	1,000,000	1,062,040
Magnolia Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/18	1,000,000	1,157,540
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	537,690
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,360,000	1,569,263
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000	1,075,190
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	879,050
Stafford Economic Development

Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000	614,565
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000	1,118,200
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000 d	8,647
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000	1,152,540
Utah--.8%
Intermountain Power Agency,
Power Supply Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	7/1/10	750,000	750,128
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	75,000	75,064
Washington--3.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000	1,179,140
Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000	1,156,330
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000	1,140,640
Wisconsin--.0%
Wisconsin,
Transportation Revenue	5.50	7/1/10	15,000	15,002
Wyoming--1.0%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,068,760
U.S. Related--4.6%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	560,615
Puerto Rico Government Development

Bank, Senior Notes	5.25	1/1/15	600,000	620,628
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,054,810
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.00	7/1/12	1,000,000	1,039,190
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,636,860
Total Long-Term Municipal Investments
(cost $101,238,119)				105,070,440
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)
New York--.4%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	7/1/10	100,000 e	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	7/1/10	300,000 e	300,000
West Virginia--.9%
West Virginia Hospital Finance
Authority, HR, Refunding (West
Virginia United Health System
Obligated Group) (LOC;
JPMorgan Chase Bank)	0.19	7/1/10	1,000,000 e	1,000,000
Total Short-Term Municipal Investments
(cost $1,400,000)				1,400,000
Total Investments (cost $102,638,119)			99.8%	106,470,440
Cash and Receivables (Net)			.2%	163,693
Net Assets			100.0%	106,634,133

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Purchased on a delayed delivery basis.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $102,638,119. Net unrealized appreciation on investments was $3,832,321 of which $4,373,921 related to appreciated investment securities and $541,600 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue

MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	106,470,440	-	106,470,440

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Australia--5.3%
AMP	1,107,524	4,857,071
Newcrest Mining	231,839 a	6,849,789
QBE Insurance Group	263,839	4,041,978
Santos	361,596	3,835,109
White Energy	1,395,775 a	3,665,672
		23,249,619
Belgium--1.1%
Anheuser-Busch InBev	102,128	4,905,627
Brazil--4.3%
Banco Santander Brasil, ADR	483,057	4,989,979
Hypermarcas	369,881 a	4,750,051
Natura Cosmeticos	180,928	4,009,485
Rossi Residencial	326,961	2,356,655
Tele Norte Leste Participacoes, ADR	182,234	2,726,221
		18,832,391
Canada--1.5%
Barrick Gold	64,835	2,942,865
Potash Corporation of Saskatchewan	42,569	3,666,480
		6,609,345
Chile--.7%
Banco Santander Chile, ADR	43,844	2,941,494
China--1.9%
China Shenhua Energy, Cl. H	797,800	2,919,942
Sands China	3,580,000	5,379,034
		8,298,976
France--5.6%
Air Liquide	34,640	3,479,320
Alstom	74,249	3,348,233
BNP Paribas	77,059	4,114,529
L'Oreal	40,438	3,951,440

Thales	120,295	3,866,870
Total	126,503	5,629,964
		24,390,356
Germany--5.0%
Bayer	107,294	5,986,490
Bilfinger Berger	41,982	2,317,275
Deutsche Telekom	496,127	5,848,481
E.ON	147,095	3,959,772
Fresenius Medical Care & Co.	69,139	3,733,908
		21,845,926
Hong Kong--4.7%
Belle International Holdings	3,199,000	4,584,731
GOME Electrical Appliances Holdings	10,089,000 a	3,083,617
Huabao International Holdings	2,280,000	2,927,994
Jardine Matheson Holdings	138,000	4,849,320
Man Wah Holdings	2,923,200 a	2,853,038
New World Development	1,289,000	2,115,530
		20,414,230
Japan--26.7%
Asahi Breweries	273,100	4,654,886
Canon	109,800	4,135,430
Canon Marketing Japan	182,000	2,583,385
Fast Retailing	30,700	4,694,498
Fuji Machine Manufacturing	306,100	5,587,801
Honda Motor	153,700	4,514,606
INPEX	555	3,119,776
JFE Holdings	133,800	4,207,024
Lawson	122,700	5,391,500
Makita	92,000	2,492,111
Mitsubishi	232,000	4,891,116
Nintendo	24,500	7,301,646
Nissan Motor	160,300 a	1,134,964
Nomura Holdings	1,628,200	9,005,144
NTT DoCoMo	2,379	3,619,018
Panasonic	201,000	2,550,721
Sankyo	70,200	3,195,781
Santen Pharmaceutical	128,000	4,625,459

Secom	60,600	2,710,773
Sony	190,200	5,126,354
SUMCO	153,329 a	2,582,219
Sumitomo Mitsui Financial Group	217,900	6,254,936
Toshiba	920,000 a	4,630,436
Towa Pharmaceutical	105,800	6,904,552
Toyota Motor	287,600	10,018,752
		115,932,888
Luxembourg--1.8%
ArcelorMittal	137,951	3,668,966
Millicom International Cellular, SDR	53,228	4,295,662
		7,964,628
Netherlands--.7%
Koninklijke Ahold	258,591	3,202,467
Poland--.5%
Telekomunikacja Polska	504,031	2,116,842
Singapore--.8%
DBS Group Holdings	360,000	3,519,474
South Africa--1.5%
Gold Fields	477,873	6,434,827
South Korea--.1%
LG Telecom	44,937	281,692
Spain--1.2%
Acciona	31,026	2,356,319
Amadeus IT Holding, Cl. A	178,702	2,810,572
		5,166,891
Switzerland--14.6%
ABB	262,225 a	4,556,694
Actelion	102,355 a	3,816,970
Bank Sarasin & Cie, Cl. B	90,994	3,645,623
Lonza Group	36,241	2,412,530
Nestle	245,651	11,852,654
Novartis	188,380	9,139,527
Roche Holding	88,331	12,129,932
Syngenta	14,882	3,436,542
Transocean	37,368 a	1,775,054
UBS	404,224 a	5,358,216

Zurich Financial Services	25,063	5,501,603
		63,625,345
Thailand--1.8%
Bangkok Bank	475,500	1,787,703
Bank of Ayudhya	2,065,200	1,175,427
Bank of Ayudhya, NVDR	8,409,000	5,029,695
		7,992,825
United Kingdom--17.9%
Anglo American	216,652 a	7,531,601
BAE Systems	962,828	4,472,998
BG Group	236,787	3,505,177
BHP Billiton	198,686	5,141,361
BowLeven	1,883,284 a	3,602,985
BP	478,038	2,295,881
British American Tobacco	188,070	5,955,192
Bunzl	251,145	2,504,498
Cable & Wireless Communications	2,944,524	2,512,127
Cable & Wireless Worldwide	2,944,524	3,772,090
Carnival	96,547	3,094,537
GlaxoSmithKline	449,672	7,620,662
HSBC Holdings	513,945	4,688,731
ICAP	682,605	4,091,675
Premier Oil	224,817 a	4,146,896
Smith & Nephew	374,327	3,524,331
Standard Chartered	105,841	2,569,384
Vodafone Group	3,208,781	6,649,296
		77,679,422
Total Common Stocks
(cost $444,957,113)		425,405,265

Other Investment--2.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $10,829,550)	10,829,550 [b]	10,829,550
Total Investments (cost $455,786,663)	100.2%	436,234,815
Liabilities, Less Cash and Receivables	(.2%)	(907,395)
Net Assets	100.0%	435,327,420

ADR - American Depository Receipts
NVDR - Non-Voting Depository Receipts
SDR - Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $455,786,663. Net unrealized depreciation on investments was $19,551,848 of which $22,784,692 related to appreciated investment securities and $42,336,540 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financials	18.4
Health Care	13.8
Consumer Discretionary	12.7
Materials	12.4
Consumer Staples	11.2
Industrials	8.4
Telecommunication Services	7.3
Energy	7.1
Information Technology	4.9
Money Market Investment	2.5
Utilities	1.5
100.2
† Based on net assets.

At June 30, 2010, the fund held the following forward foreign currency exchange contracts:
(Unaudited)
	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($
Purchases:
Australian Dollar,
Expiring 11/12/2010	7,429,730	6,115,406	6,153,277	37,871
British Pound,
Expiring 7/2/2010	297,805	447,482	444,950	(2,532)
British Pound,
Expiring 7/15/2010	10,420,000	15,781,611	15,568,272	(213,339)
British Pound,
Expiring 8/13/2010	3,882,237	5,999,438	5,800,316	(199,122)
Euro,
Expiring 9/15/2010	13,453,068	18,337,924	16,458,292	(1,879,632)
Japanese Yen,
Expiring 7/1/2010	237,357,127	2,674,748	2,684,580	9,832
Japanese Yen,
Expiring 7/15/2010	676,972,331	7,511,899	7,658,583	146,684
Japanese Yen,
Expiring 9/15/2010	1,527,110,208	16,545,073	17,295,030	749,957
Norwegian Krone,
Expiring 8/13/2010	36,086,985	6,051,411	5,532,442	(518,969)
Singapore Dollar,
Expiring 10/15/2010	11,997,683	8,658,704	8,578,069	(80,635)
Singapore Dollar,
Expiring 10/15/2010	6,409,731	4,667,733	4,582,811	(84,922)
Singapore Dollar,
Expiring 10/15/2010	4,852,129	3,479,975	3,469,161	(10,814)
South Korean Won,
Expiring 7/15/2010	2,610,833,000	2,323,012	2,135,465	(187,547)
South Korean Won,
Expiring 7/15/2010	7,029,253,000	6,188,131	5,749,400	(438,731)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($
Sales:
Euro,
Expiring 7/1/2010	78,293	95,931	95,740	191
Euro,
Expiring 9/15/2010	13,453,068	16,545,073	16,458,292	86,781

British Pound,
Expiring 7/15/2010	5,096,000	8,233,454	7,613,811	619,643
British Pound,
Expiring 7/15/2010	5,324,000	8,178,399	7,954,461	223,938
British Pound,
Expiring 8/13/2010	3,826,000	6,051,411	5,716,295	335,116
British Pound,
Expiring 10/15/2010	5,981,000	8,658,704	8,935,701	(276,997)
British Pound,
Expiring 10/15/2010	2,278,000	3,479,975	3,403,365	76,610
Japanese Yen,
Expiring 7/1/2010	155,610,680	1,741,613	1,760,003	(18,390)
Japanese Yen,
Expiring 7/15/2010	216,460,059	2,323,012	2,448,811	(125,799)
Japanese Yen,
Expiring 7/15/2010	570,185,999	6,188,131	6,450,509	(262,378)
Japanese Yen,
Expiring 9/15/2010	1,657,796,000	18,337,924	18,775,090	(437,166)
Japanese Yen,
Expiring 10/15/2010	434,890,000	4,667,733	4,928,356	(260,623)
Japanese Yen,
Expiring 11/12/2010	545,782,000	6,115,407	6,188,824	(73,417)
Norwegian Krone,
Expiring 8/13/2010	36,086,985	5,999,438	5,532,442	466,996
South Korean Won,
Expiring 7/15/2010	9,640,086,000	7,511,899	7,884,865	(372,966)
Gross Unrealized
Appreciation				2,753,619
Gross Unrealized
Depreciation				(5,443,979)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	208,072,934	217,332,331 ++	-	425,405,265
Mutual Funds	10,829,550	-	-	10,829,550
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	2,753,619	-	2,753,619
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(5,443,979)	-	(5,443,979)
+ See Statement of Investments for country and industry classification.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amounts shown represent unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to

U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)